CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 0	$ 575	$ 0	$ (19,065,219)	$ (19,064,644)
Beginning balance (in shares) at Dec. 31, 2021	0	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Accretion for Class A common stock to redemption amount	$ 0	$ 0	0	(2,420,680)	(2,420,680)
Net income	0	0	0	11,530,114	11,530,114
Ending balance at Dec. 31, 2022	$ 0	$ 575	0	(9,955,785)	(9,955,210)
Ending balance (in shares) at Dec. 31, 2022	0	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Excise tax payable in connection with redemptions	$ 0	$ 0	0	(2,235,006)	(2,235,006)
Extension funding of Trust Account	0	0	0	(1,300,000)	(1,300,000)
Waiver of Deferred Underwriting Fee	0	0	0	8,340,466	8,340,466
Conversion of Class B common stock to Class A common stock	$ 500	$ (500)	0	0	0
Conversion of Class B common stock to Class A common stock (in shares)	5,000,000	(5,000,000)
Accretion for Class A common stock to redemption amount	$ 0	$ 0	0	(4,033,891)	(4,033,891)
Net income	0	0	0	23,947	23,947
Ending balance at Dec. 31, 2023	$ 500	$ 75	$ 0	$ (9,160,269)	$ (9,159,694)
Ending balance (in shares) at Dec. 31, 2023	5,000,000	750,000